LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.38%
Australia–0.02%
Pro Medicus Ltd.	1,791	$220,711
		220,711
Brazil–0.00%
†NU Holdings Ltd. Class A	2,533	34,575
		34,575
Canada–2.83%
†Celestica, Inc.	1,103	56,385
Constellation Software, Inc.	341	1,109,394
†Descartes Systems Group, Inc.	3,662	377,039
GFL Environmental, Inc.	226,100	9,016,868
†Lumine Group, Inc.	2,229	52,081
Manulife Financial Corp.	267,800	7,914,500
Royal Bank of Canada	63,400	7,912,988
†Shopify, Inc. Class A	21,892	1,753,853
		28,193,108
China–0.18%
Tencent Holdings Ltd.	31,263	1,787,985
		1,787,985
Denmark–0.71%
†Ascendis Pharma AS ADR	486	72,565
Novo Nordisk AS ADR	1,566	186,464
†Orsted AS	102,400	6,807,756
		7,066,785
France–3.80%
Airbus SE	10,143	1,481,562
BNP Paribas SA	29,705	2,035,219
Capgemini SE	5,435	1,173,391
Cie de Saint-Gobain SA	95,585	8,695,040
Danone SA	21,963	1,597,439
Kering SA	22,399	6,404,152
Sanofi SA	90,768	10,396,846
Veolia Environnement SA	182,762	6,005,590
		37,789,239
Germany–3.21%
†Covestro AG	26,565	1,654,191
Daimler Truck Holding AG	120,913	4,526,404
Deutsche Telekom AG	60,332	1,772,314
Fresenius Medical Care AG	112,512	4,783,018
†Fresenius SE & Co. KGaA	47,965	1,827,615
Infineon Technologies AG	232,067	8,126,912
SAP SE	34,121	7,763,474
Siemens AG	7,669	1,548,053
		32,001,981
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–0.20%
Prudential PLC	209,724	$1,947,593
		1,947,593
India–0.59%
†MakeMyTrip Ltd.	1,807	167,961
Reliance Industries Ltd. GDR	81,770	5,691,192
		5,859,153
Ireland–2.69%
Accenture PLC Class A	20,700	7,317,036
AerCap Holdings NV	21,642	2,049,930
Medtronic PLC	110,465	9,945,164
Smurfit WestRock PLC	148,781	7,435,360
		26,747,490
Israel–0.00%
†Wix.com Ltd.	142	23,738
		23,738
Japan–3.74%
Denso Corp.	94,437	1,396,597
Ebara Corp.	321,200	5,201,552
Hitachi Ltd.	302,400	7,955,292
Honda Motor Co. Ltd.	847,700	8,891,339
Keyence Corp.	457	217,363
Mitsubishi Electric Corp.	100,902	1,617,170
Renesas Electronics Corp.	109,127	1,578,536
Seven & i Holdings Co. Ltd.	122,982	1,837,136
Sumitomo Mitsui Financial Group, Inc.	403,500	8,548,669
		37,243,654
Netherlands–1.55%
†Argenx SE	458	247,570
ASM International NV	918	602,291
ASML Holding NV	3,430	2,858,047
†Merus NV	1,304	65,148
NN Group NV	36,104	1,799,670
NXP Semiconductors NV	23,727	5,694,717
SBM Offshore NV	227,660	4,153,547
		15,420,990
Norway–0.65%
Norsk Hydro ASA	999,465	6,483,815
		6,483,815
Republic of Korea–1.81%
Samsung Electronics Co. Ltd.	199,731	9,393,176
Shinhan Financial Group Co. Ltd.	202,770	8,605,747
		17,998,923
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.15%
DBS Group Holdings Ltd.	51,568	$1,526,678
		1,526,678
Sweden–0.69%
Securitas AB Class B	540,866	6,864,775
		6,864,775
Switzerland–1.27%
Cie Financiere Richemont SA Class A	9,515	1,504,232
Novartis AG ADR	14,388	1,654,908
Roche Holding AG	6,141	1,963,437
Swiss Re AG	54,535	7,519,625
		12,642,202
Taiwan–1.12%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	64,353	11,176,185
		11,176,185
United Kingdom–8.71%
†ARM Holdings PLC ADR	426	60,922
AstraZeneca PLC	56,948	8,822,714
AstraZeneca PLC ADR	4,604	358,698
Barratt Developments PLC	911,827	5,835,675
BP PLC	360,974	1,890,361
BP PLC ADR	444,519	13,953,452
British American Tobacco PLC	44,258	1,611,811
†Capri Holdings Ltd.	15,396	653,406
CNH Industrial NV	633,836	7,035,580
DS Smith PLC	87,869	542,506
GSK PLC	81,172	1,645,750
Haleon PLC	215,782	1,133,476
Lloyds Banking Group PLC	5,962,048	4,686,925
nVent Electric PLC	59,125	4,154,123
Reckitt Benckiser Group PLC	30,513	1,867,158
Rio Tinto PLC	23,631	1,674,138
Shell PLC	436,342	14,146,663
Standard Chartered PLC	675,842	7,165,287
TechnipFMC PLC	5,847	153,367
Unilever PLC	144,615	9,355,871
		86,747,883
United States–59.27%
Abbott Laboratories	43,425	4,950,884
AbbVie, Inc.	20,450	4,038,466
†Advanced Micro Devices, Inc.	7,343	1,204,839
Air Products & Chemicals, Inc.	12,330	3,671,134
Alphabet, Inc. Class A	101,387	16,815,034
†Amazon.com, Inc.	45,668	8,509,318
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Amphenol Corp. Class A	5,436	$354,210
Analog Devices, Inc.	40,565	9,336,846
†Appfolio, Inc. Class A	1,144	269,298
Apple, Inc.	38,920	9,068,360
†AppLovin Corp. Class A	2,559	334,077
†Aptiv PLC	24,465	1,761,725
Aramark	169,191	6,552,767
†Arista Networks, Inc.	1,290	495,128
†Aspen Technology, Inc.	112	26,748
†Axon Enterprise, Inc.	4,217	1,685,113
Baker Hughes Co.	4,616	166,868
Bank of America Corp.	196,095	7,781,050
Becton Dickinson & Co.	21,225	5,117,347
BlackRock, Inc.	1,729	1,641,703
Booking Holdings, Inc.	183	770,818
†Boston Scientific Corp.	1,333	111,705
Broadcom, Inc.	46,356	7,996,410
†Cadence Design Systems, Inc.	9,125	2,473,149
Capital One Financial Corp.	10,444	1,563,780
Carlisle Cos., Inc.	9,700	4,362,575
Casey's General Stores, Inc.	3,375	1,268,021
†CBRE Group, Inc. Class A	10,578	1,316,749
Charles Schwab Corp.	44,750	2,900,248
†Charter Communications, Inc. Class A	6,556	2,124,668
Chevron Corp.	21,010	3,094,143
Cintas Corp.	24,750	5,095,530
Colgate-Palmolive Co.	28,425	2,950,799
Comcast Corp. Class A	224,656	9,383,881
CRH PLC	104,557	9,530,712
†Crinetics Pharmaceuticals, Inc.	1,515	77,417
Crown Holdings, Inc.	51,246	4,913,466
CVS Health Corp.	26,863	1,689,145
Danaher Corp.	18,664	5,188,965
†Datadog, Inc. Class A	2,027	233,227
Delta Air Lines, Inc.	166,214	8,442,009
Donaldson Co., Inc.	23,625	1,741,163
†DoorDash, Inc. Class A	3,203	457,164
Dover Corp.	19,950	3,825,213
Dr. Horton, Inc.	6,093	1,162,362
†Duolingo, Inc.	458	129,165
Ecolab, Inc.	17,175	4,385,293
Elevance Health, Inc.	4,098	2,130,960
Eli Lilly & Co.	3,202	2,836,780
Entegris, Inc.	931	104,765
Entergy Corp.	9,093	1,196,730
EOG Resources, Inc.	19,923	2,449,134
Erie Indemnity Co. Class A	5,825	3,144,452
Everest Group Ltd.	4,913	1,925,061
Exxon Mobil Corp.	20,686	2,424,813
†Fair Isaac Corp.	228	443,123
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Fastenal Co.	941	$67,206
Ferguson Enterprises, Inc.	6,123	1,215,844
Fidelity National Information Services, Inc.	116,483	9,755,451
†Fiserv, Inc.	9,565	1,718,352
Freeport-McMoRan, Inc.	157,284	7,851,617
†Gartner, Inc.	581	294,428
General Dynamics Corp.	14,600	4,412,120
Global Payments, Inc.	17,011	1,742,267
†Globus Medical, Inc. Class A	155	11,089
†Guidewire Software, Inc.	462	84,518
HCA Healthcare, Inc.	34,819	14,151,486
†HealthEquity, Inc.	2,261	185,063
Hess Corp.	3,338	453,300
Honeywell International, Inc.	25,775	5,327,950
†HubSpot, Inc.	1,478	785,705
Humana, Inc.	3,518	1,114,291
Hyatt Hotels Corp. Class A	47,928	7,294,642
†ICON PLC	24,100	6,924,171
†IDEXX Laboratories, Inc.	2,293	1,158,469
†Insmed, Inc.	1,196	87,308
Intel Corp.	2,123	49,806
Intercontinental Exchange, Inc.	33,418	5,368,268
†Intra-Cellular Therapies, Inc.	743	54,365
Intuit, Inc.	4,571	2,838,591
†Intuitive Surgical, Inc.	4,803	2,359,570
JB Hunt Transport Services, Inc.	12,400	2,136,892
Johnson & Johnson	27,325	4,428,290
Johnson Controls International PLC	79,014	6,132,277
JPMorgan Chase & Co.	33,362	7,034,711
Kenvue, Inc.	435,334	10,069,275
KLA Corp.	2,279	1,764,880
†Klaviyo, Inc. Class A	1,838	65,028
Kraft Heinz Co.	43,101	1,513,276
†Krystal Biotech, Inc.	695	126,511
Lam Research Corp.	2,295	1,872,904
†Life360, Inc.	584	22,980
†Ligand Pharmaceuticals, Inc.	327	32,729
Linde PLC	19,765	9,425,138
Lowe's Cos., Inc.	19,500	5,281,575
†Manhattan Associates, Inc.	1,383	389,149
Mastercard, Inc. Class A	7,778	3,840,776
McCormick & Co., Inc.	31,775	2,615,083
McDonald's Corp.	18,450	5,618,209
Merck & Co., Inc.	14,523	1,649,232
Meta Platforms, Inc. Class A	9,143	5,233,819
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Micron Technology, Inc.	48,783	$5,059,285
Microsoft Corp.	75,462	32,471,299
†Monday.com Ltd.	2,296	637,760
Mondelez International, Inc. Class A	56,245	4,143,569
Monolithic Power Systems, Inc.	2,281	2,108,785
Moody's Corp.	695	329,840
Morgan Stanley	30,275	3,155,866
MSCI, Inc.	344	200,528
Nasdaq, Inc.	71,485	5,219,120
†Natera, Inc.	4,103	520,876
†Netflix, Inc.	228	161,714
NextEra Energy, Inc.	31,800	2,688,054
NIKE, Inc. Class B	23,175	2,048,670
NVIDIA Corp.	132,279	16,063,962
†Oceaneering International, Inc.	4,520	112,412
Oracle Corp.	21,000	3,578,400
†Palo Alto Networks, Inc.	4,580	1,565,444
PepsiCo, Inc.	29,630	5,038,581
PNC Financial Services Group, Inc.	45,109	8,338,399
†PROCEPT BioRobotics Corp.	2,448	196,134
Procter & Gamble Co.	32,075	5,555,390
Quanta Services, Inc.	3,195	952,589
Roper Technologies, Inc.	19,628	10,921,804
Ross Stores, Inc.	32,206	4,847,325
RTX Corp.	43,375	5,255,315
Salesforce, Inc.	1,836	502,532
†Samsara, Inc. Class A	935	44,992
Schlumberger NV	45,919	1,926,302
†ServiceNow, Inc.	5,027	4,496,099
Sherwin-Williams Co.	6,180	2,358,721
†Spotify Technology SA	231	85,130
†SPS Commerce, Inc.	587	113,978
STERIS PLC	7,100	1,722,034
Stryker Corp.	24,762	8,945,520
†Synopsys, Inc.	5,259	2,663,105
Target Corp.	75,493	11,766,339
†Tempus AI, Inc.	1,819	102,955
†Tesla, Inc.	6,200	1,622,106
Texas Instruments, Inc.	35,875	7,410,699
Thermo Fisher Scientific, Inc.	3,197	1,977,568
T-Mobile U.S., Inc.	75,350	15,549,226
†Trade Desk, Inc. Class A	420	46,053
Tradeweb Markets, Inc. Class A	9,128	1,128,860
†TransMedics Group, Inc.	660	103,620
†Tyler Technologies, Inc.	683	398,681
†Uber Technologies, Inc.	13,679	1,028,114
United Parcel Service, Inc. Class B	38,472	5,245,272
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†United Therapeutics Corp.	573	$205,335
UnitedHealth Group, Inc.	38,263	22,371,611
†Veeva Systems, Inc. Class A	254	53,307
Verisk Analytics, Inc.	466	124,869
†Vertex Pharmaceuticals, Inc.	116	53,949
Vertiv Holdings Co. Class A	504	50,143
Visa, Inc. Class A	49,874	13,712,856
Voya Financial, Inc.	23,745	1,881,079
Walmart, Inc.	72,580	5,860,835
Walt Disney Co.	17,846	1,716,607
Wells Fargo & Co.	127,787	7,218,688
West Pharmaceutical Services, Inc.	12,640	3,794,022
†Workday, Inc. Class A	465	113,651
WW Grainger, Inc.	4,725	4,908,377
Zimmer Biomet Holdings, Inc.	50,238	5,423,192
		590,080,669
Uruguay–0.19%
†MercadoLibre, Inc.	912	1,871,388
		1,871,388
Total Common Stock (Cost $557,959,691)		929,729,520
ΔWARRANT–0.00%
Canada–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BONDS–0.07%
United States–0.07%
Bausch Health Americas, Inc.
8.50% 1/31/27	60,000	48,995
9.25% 4/1/26	334,000	313,205
DISH DBS Corp. 5.88% 11/15/24	107,000	106,381
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Michaels Cos., Inc. 7.88% 5/1/29	321,000	$186,746
Total Corporate Bonds (Cost $694,080)		655,327
ΔLOAN AGREEMENTS–0.19%
United States–0.19%
•CoreLogic, Inc. 8.46% (SOFR CME01M + 3.50%) 6/2/28	421,371	416,555
•Michaels Cos., Inc. 9.12% (SOFR CME03M + 4.25%) 4/17/28	747,203	587,676
•Neptune Bidco U.S., Inc.
10.15% (SOFRTE03M + 4.75%) 4/11/29	500,860	467,302
10.40% (SOFR CME03M + 5.00%) 4/11/29	469,296	439,631
Total Loan Agreements (Cost $1,934,970)		1,911,164

	Number of Shares
MONEY MARKET FUND–5.96%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	59,375,006	59,375,006
Total Money Market Fund (Cost $59,375,006)		59,375,006

	Principal Amount°
SHORT-TERM INVESTMENT–0.03%
U.S. TREASURY OBLIGATIONS–0.03%
≠U.S. Treasury Bills 0.01% 1/30/25	300,000	295,596
		295,596
Total Short-Term Investment (Cost $295,341)		295,596

TOTAL INVESTMENTS–99.63% (Cost $620,259,088)	991,966,613
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	3,694,884
NET ASSETS APPLICABLE TO 21,622,634 SHARES OUTSTANDING–100.00%	$995,661,497

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(4,931,313)	USD	5,384,540	1/13/25	$—	$(127,949)
HSBC	EUR	(168,616)	USD	184,454	1/13/25	—	(4,034)
HSBC	KRW	(2,008,351,380)	USD	1,471,348	11/4/24	—	(53,759)
HSBC	KRW	594,063,330	USD	(438,612)	11/4/24	12,510	—
HSBC	KRW	15,916,425	USD	(12,136)	11/4/24	—	(49)
UBS	EUR	(86,987)	USD	95,172	1/13/25	—	(2,067)
UBS	EUR	157,264	USD	(174,405)	1/13/25	1,393	—
UBS	JPY	(294,523,757)	USD	2,019,758	11/20/24	—	(43,692)
UBS	JPY	(5,168,867)	USD	36,519	11/20/24	305	—
Total Foreign Currency Exchange Contracts						$14,208	$(231,550)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
36	British Pound	$3,009,150	$2,939,045	12/16/24	$70,105	$—
36	Euro	5,024,925	4,984,127	12/16/24	40,798	—
41	Japanese Yen	3,603,131	3,656,446	12/16/24	—	(53,315)
					110,903	(53,315)
Equity Contracts:
95	E-mini S&P 500 Index	27,617,688	26,700,934	12/20/24	916,754	—
26	E-mini S&P MidCap 400 Index	8,186,360	7,794,214	12/20/24	392,146	—
88	Euro STOXX 50 Index	4,927,245	4,759,495	12/20/24	167,750	—
27	FTSE 100 Index	2,991,954	2,996,415	12/20/24	—	(4,461)
13	Nikkei 225 Index (OSE)	3,432,597	3,286,941	12/12/24	145,656	—
					1,622,306	(4,461)
Total Futures Contracts					$1,733,209	$(57,776)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
USD–United States Dollar
LVIP Franklin Templeton Global Equity Managed Volatility Fund–6